DESCRIPTION OF BUSINESS (Details Narrative) - shares	1 Months Ended		6 Months Ended
	Jul. 31, 2017	Oct. 17, 2016	Apr. 30, 2017	Oct. 31, 2016
Acquisition of entity, percentage		100.00%
Common Stock, shares outstanding			50,031,771	50,031,771
Business description

In July 2017, the company completed the build out of the initial 12,000 square feet of its greenhouse space. The 12,000 square feet includes 5 grow bays of 2,000 square feet each, clones room, drying rooms and trimming rooms. The Company has completed planting the 5 grow bays The Company estimates that the clones space can create up to 2,000 plants every 30 days. Each grow bay hold between 200-350 plants.

Each bay is planted approximately 1-2 weeks apart from each other. Each bay is harvested approximately 7-10 weeks after it is planted. This allows for continual harvesting to occur and allows the Company to hire staff that focus exclusively on harvesting and trimming. Beginning July 3, 2017 the Company begun the harvest of its initial grow bay. Once harvested, the crop is dried for 7-14 days. Once it is dried, the crop is trimmed. The Company expects to initially trim approximately 5-10 pounds a day. The company has begun hiring harvesting and trimming crews. The Company expects to begin its initial trimming the week of July 17, 2017.

Battle mountain genetics Inc [member]
Common stock issued for acquisition		50,000,000
Country or state of incorporation			California
Date of incorporation			Sep. 29, 2016
Prior to reverse merger [member]
Common Stock, shares outstanding			30,894
Preferred Stock, share outstanding			0
After reverse merger [member]
Common Stock, shares outstanding			50,031,771
Preferred Stock, share outstanding			0